Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income	$ 3,779,184	$ 2,131,316
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	869,631	557,035
Gain on sale of marketable securities	(65,655)	0
Loss on sale of property, equipment, and furniture	0	14,802
Loss on settlement agreement	3,607,013	0
(Increase) decrease in:
Trading accounts and deposits	(10,528,239)	2,013,968
Accounts and notes receivable	(1,079,036)	876,059
Prepaid expenses and other assets	(183,638)	(52,674)
Increase (decrease) in:
Accounts payable - trade	508,459	(433,664)
Accrued expenses	(145,870)	613,178
Accrued compensation	3,301,843	(1,684,949)
Accrued interest	490,155	315,286
Obligations under settlement agreement	(500,000)	0
Net cash provided by operating activites	53,847	4,350,357
Cash flows from investing activities
Purchase of marketable securities	(1,214,004)	(250,237)
Proceeds from sale of marketable securities	1,229,426	0
Purchase of convertible notes	(1,604,879)	0
(Advance) repayment of note receivable	140,964	(140,964)
Purchase of property, equipment, and furniture	(202,759)	(134,135)
Purchase of land held for development	(184,529)	(110,477)
Purchase of mortgage note receivable	0	(353,504)
Advance of restricted cash	(999,183)	(320,188)
Acquisition of Discount Energy Group, LLC	(680,017)	0
Net cash used in investing activities	(3,514,981)	(1,309,505)
Cash flows from financing activities
Deferred financing costs	(35,000)	0
Proceeds from line of credit	700,000	0
Payments on line of credit	(700,000)	0
Payments on senior notes	(203,433)	(4,066,927)
Proceeds from revolver	1,850,000	0
Payments on revolver	(744,741)	0
Proceeds from renewable unsecured subordinated notes	9,308,708	8,625,775
Redemptions of renewable unsecured subordinated notes	(1,640,406)	(654,087)
Payment of obligations under non-competition agreement	(250,000)	(250,000)
Distributions - preferred	(549,072)	(549,036)
Distributions - common	(4,726,730)	(3,491,890)
Net cash from (used in) financing activities	3,009,326	(386,165)
Net increase (decrease) in cash	(451,808)	2,654,687
Effect of exchange rate changes on cash	(341,387)	(236,044)
Cash - unrestricted
Beginning of year	3,190,495	771,852
End of year	2,397,300	3,190,495
Non-cash investing and financing activities:
Effective portion of cash flow hedges	(863,408)	356,614
Obligations under non-competition agreement	0	500,000
Series A preferred units issued in exchange for redeemable preferred units	0	2,745,000
Acquisition of land for development via foreclosure on mortgage loan	353,504	0
Acquisition of land for development via assignment and assumption agreement	304,952	0
Unrealized gain on marketable securities	11,116	5,767
Supplemental disclosures of cash flow information:
Cash payments for interest	1,793,221	1,186,649
Cash payments for income taxes, net	$ 0	$ 8,823